Investment Risks - Invesco Stablecoin Reserves Onchain Fund	Sep. 28, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress.
Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Debt Securities Risk [Member]
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Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Changing Fixed Income Market Conditions Risk [Member]
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Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.

U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
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U.S. Treasury Obligations Risk. U.S. Treasury Obligations have historically involved minimal risk of loss of principal if held to maturity. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that U.S. Treasury Obligations are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the Fund (e.g., Congressional debt ceiling impasses). Such non-payment could result in losses to and redemptions from the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.

Stablecoin Issuer Shareholder Transactions Risk [Member]
Prospectus [Line Items]
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Stablecoin Issuer Shareholder Transactions Risk. Shares of the Fund are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the stablecoins issued to their customers. Generally, stablecoins are a type of cryptocurrency that are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the U.S. dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. The risks of the Fund being held primarily by one or more stablecoin issuers includes:
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Although the Fund does not invest in stablecoins or stablecoin issuers, the assets of the Fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins.
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Stablecoins may face periods of uncertainty and volatility that result in the potential for rapid or unexpected requests by one or more stablecoin issuers to redeem the Fund’s shares, which could adversely affect remaining Fund shareholders, the Fund's liquidity and yield, and the Funds ability to maintain a stable price per share. Such uncertainty or volatility may result from events that are not specifically related to a stablecoin issuer, such as changes in general market conditions, economic, technological or legal trends or changes to the laws or regulation of stablecoins, or events that are specifically related to a particular stablecoin issuer, such as uncertainty about the stablecoin issuer’s ability to maintain a consistent peg between the stablecoins issued to its customers and another asset, such as a fiat currency like the U.S. dollar.
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Because the Fund intends to invest only in certain eligible reserve assets in which payment stablecoin issuers are permitted to maintain under the GENIUS Act, the Fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments.
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Future legislative or regulatory developments and uncertainties associated with the GENIUS Act, including, but not limited to, rulemaking pursuant to the GENIUS Act, may affect the investments or investment strategies available in connection with managing the Fund.

Large Shareholder Transactions Risk [Member]
Prospectus [Line Items]
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Large Shareholder Transactions Risk. Large transactions by shareholders can impact the Fund’s expense ratio, yield and potentially its net asset value. A large redemption of Fund shares by a large shareholder may have a negative effect on the Fund’s net asset value and yield, as the Fund may be forced to sell a large portion of its portfolio holdings at an inopportune time. A large redemption of Fund shares may also result in an increase in the Fund’s expense ratio, since a large redemption may result in the Fund’s current expenses being allocated over a smaller asset base. In order to be able to meet reasonably foreseeable requests for redemptions of Fund shares, the Fund may be required to consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. This may require the Fund to maintain sufficiently liquid assets in lower-yielding securities that are easier to sell, which may have a negative impact on the Fund’s yield. Similarly, a large purchase of Fund shares by a large shareholder may have a negative effect on the Fund’s yield, as the Fund may be unable to deploy a larger cash position into new investments as quickly as it could with a smaller cash position. Large transactions may also increase transaction costs. Because shares of the Fund are intended to be held by stablecoin issuers as reserves backing their outstanding payment stablecoins, this risk is heightened to the extent there is an event impacting multiple stablecoin issuers at the same time, or impacting stablecoins in general, that causes such investors to redeem their shares at the same time.

Market Risk [Member]
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Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Yield Risk [Member]
Prospectus [Line Items]
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Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

Management Risk [Member]
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Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Blockchain Technology Risk [Member]
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Blockchain Technology Risk. Blockchain transactions that occur on the blockchain are susceptible to delays due to network outages, congestion, spikes in transaction fees demanded by miners or validators, or other problems or disruptions. Many blockchain networks, including the Ethereum network, face significant scaling challenges due to the fact that public blockchains generally face a tradeoff between security and scalability. One means through which public blockchains achieve security is decentralization, meaning that no intermediary is responsible for securing and maintaining these systems. Moreover, in the past, flaws in the source code for blockchain networks have been exposed and exploited, including flaws that disabled some functionality for users, exposed users' personal information and/or resulted in the theft of users' digital assets. The Fund and its service providers' use of internet, technology and information systems (including mobile devices and cloud-based service offerings) may expose the Fund to potential risks linked to cyber-security breaches of those technological or information systems. Security breaches, computer malware, ransomware and computer hacking attacks have been a prevalent concern in relation to digital assets. A blockchain network's process for securely authenticating prior transactions could be compromised, or 'hacked,” which could allow an attacker to alter the blockchain and disrupt other blockchain users' ability to use the blockchain as a definitive transaction record. A digital “wallet” application or interface being hacked by a third party could result in unauthorized transfers of, or temporary loss of access to, a shareholder's tokenized shares, subject to the remediation procedures described under “Use of Blockchain.” There can be no assurance that any such incident can be remediated, and a shareholder could lose some or all of its shares.
The cryptography underlying blockchain networks could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography's efficacy becoming degraded. Blockchain networks may also undergo significant technological developments, like the Ethereum blockchain's change in September 2022 from proof-of-work mining to proof-of-stake validation. If less than a substantial majority of users, miners or validators, as applicable consent to a blockchain network's proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “hard fork” of the blockchain network with one group running the pre-modified software and th other running the modified software. The effect of such a fork would be the existence of multiple versions of a blockchain running in parallel on separate networks using separate blockchain ledgers, yet lacking interchangeability.

Blockchain Governance and Regulatory Risk [Member]
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Blockchain Governance and Regulatory Risk. Blockchain Governance and Regulatory Risk. The governance of a decentralized blockchain network, such as the Ethereum network, is by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of any particular decentralized blockchain network, which may stymie such network's utility and ability to grow and face challenges. The foregoing notwithstanding, the protocols for some decentralized blockchain networks, such as the Ethereum network, are informally managed by a group of core developers that propose amendments to the relevant network's source code.
Regulation of digital assets, blockchain technologies and digital asset platforms is currently developing and likely to rapidly evolve varies significantly among international, federal, state and local ' jurisdictions and is subject to significant uncertainty. Various legislative and executive bodies in the United States and in other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions related to digital assets and blockchain technology, which could directly or indirectly impact, perhaps to a materially adverse extent, the nature of an investment in Fund shares, the ability of shareholders to engage in transactions in Fund shares or the ability of the Fund to continue to operate.

Blockchain Transactions Risk [Member]
Prospectus [Line Items]
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Blockchain Transactions Risk. A shareholder who initiates a transaction on a blockchain network usually must pay “gas” (i.e., transaction fees) in order to validate a transaction, which are typically paid in the form of the native digital asset for the operation of such blockchain. For example, for transactions on the Ethereum network, shareholders must pay gas in the form of Ether. Within the Ethereum network, higher gas priced transactions are prioritized over lower gas priced transactions. The amount of the blockchain's digital asset that is required to pay the gas will vary from time to time dependent upon, among other things, the complexity or size of a particular transaction, congestion on the blockchain network, and the amount of the digital asset a user has indicated it is willing to pay to complete a particular transaction record. The specifics of these characteristics vary across blockchains. Congestion on a blockchain network may be due to increased transactions involving smart contracts that are unrelated to the Fund's shares, and the Fund cannot control such congestion. The time for a transaction to complete depends on how much gas is paid and how congested the blockchain network is. A shareholder who wishes to have a transaction processed faster should be aware that they may incur a higher transaction fee.
There is no limit on the gas price a transaction may need to complete in a timely manner. Rather, the shareholder is able to set a maximum gas price ceiling it is willing to pay to complete a transaction record. Within the a blockchain network, higher gas priced transactions are prioritized over lower gas priced transactions. The party that originates the transaction is required to pay the gas. If a trading party is unwilling or unable to pay for gas at a high enough rate, the transaction may not be completed in a timely manner. Additionally, an error in the smart contract minting the shares as d1g1tal tokens could result in unintended or uncontrolled gas usage which, if not limited by a shareholder through its wallet interface, may deplete the amount of the applicable digital asset held by such shareholder.
Redemption transactions or peer-to-peer transactions will require the shareholder to pay the gas fees. Therefore, if a shareholder does not maintain adequate assets in its wallet to pay for gas fees, it will not be able to engage in transactions on the blockchain. If a shareholder is unwilling or unable to pay for gas fees at a high enough rate, the transaction may fail or may not be completed in a timely manner. In some cases, this could mean that even where a shareholder initiates a redemption transaction before the Fund's cut-off time for redemption of the Fund's shares, the Fund may not receive such redemption request in good order before the cut-off time. In these cases, a redeeming shareholder would continue to be a shareholder in the Fund's shares (and subject to fluctuations in the value of the Fund's shares) until the Fund next determines its net asset value following the receipt of such redemption request in good order.

Sub-Transfer Agent Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sub-Transfer Agent Risk. There may be undiscovered technical flaws in Superstate's blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.
The Investor Portal may be inaccessible, include inaccurate information or inadvertently carry-out unintended actions. The Investor Portal is subject to technical and operational risks that could cause it to be unavailable or be unreliable. The Investor information provided within the Investor Portal is represented and warranted to be accurate and is relied upon in evaluating eligibility, to the extent this information is false or misrepresented it could cause securities and regulatory risks. Access to the Investor Portal is protected through password and two-factor authentication. The Allowlist participant is responsible for ensuring only those authorized will have access. But, if compromised, the Allowlist participants may create potential unauthorized actions. In the event of unauthorized actions occurring through the Investor Portal such actions must be disputed within a reasonable time by the prospective shareholder and subject to the Adviser's discretion may be reversed.

Tokenized Security Experience Risk [Member]
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Tokenized Security Experience Risk. There are a limited number of funds that maintain shares in the form of digital securities. Given the novel nature of this product, the Fund, Adviser, Transfer Agent, Sub- Transfer Agent and other service providers have relatively limited experience using blockchain technology to maintain records and facilitate transactions in the interests of digital securities of a registered fund. Accordingly, there may be an increased risk of errors or unauthorized transactions involving Fund shares. Any such errors or unauthorized transactions could adversely affect the Fund.